Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Letters of Credit Outstanding, Amount	$ 0
Litigation Settlement, Expense	2,850
Other Commitments [Line Items]
Other Commitment	$ 500
Gryphon
Other Commitments [Line Items]
Other Commitments, Description	Gryphon shall receive the equivalent of 22.5% of the net operating profit, as defined in the Gryphon MSA, of all of the Company’s blockchain and cryptocurrency-related operations as a management fee.
Majestic Dragon
Other Commitments [Line Items]
Other Commitments, Description	The Company will pay Majestic Dragon (i) 3.0% of the Hertford Agreement transaction, paid in common shares, which amount shall be paid concurrently with any payment made to Hertford for the placement of the assets to the Company from Hertford pursuant to the terms of the Hertford Agreement, and (ii) 100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year.
MEOA
Other Commitments [Line Items]
Other Commitments, Description	at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination, any such loans would be forgiven.